FUND PORTFOLIO ANALYSIS
               MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 3/31/2004

             YACKTMAN FOCUSED FUND (THE) - FOR INCLUDED CATEGORIES ONLY ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                      % OF NET
QTY OR PRINCIPAL   DESCRIPTION                     CURRENT VALUE        ASSETS

COM. STOCKS DOMESTIC
====================
  40,000.000        Altria Group, Inc.              2,178,000.00          1.99
 390,000.000        Americredit Corp.,              6,641,700.00          6.07
  50,000.000        Apogent Technologies, Inc.      1,534,000.00          1.40
  35,000.000        Block H&R, Inc.                 1,786,050.00          1.63
 140,000.000        Bristol-Myers Squibb Co.        3,392,200.00          3.10
  90,000.000        Clorox Co., (The)               4,401,900.00          4.02
 130,000.000        Coca-Cola Company               6,539,000.00          5.97
 110,000.000        Electronic Data Systems Corp.   2,128,500.00          1.94
 150,000.000        First Health Group Corp.        3,279,000.00          3.00
  85,000.000        Freddie Mac                     5,020,100.00          4.59
 230,000.000        Friedman's, Inc.                1,334,000.00          1.22
 193,100.000        Interpublic Group Cos., Inc.    2,969,878.00          2.71
 110,000.000        Interstate Bakeries Corp.       1,250,700.00          1.14
 260,000.000        Kraft Foods Inc.                8,322,600.00          7.60
 120,000.000        Lancaster Colony Corp.          4,848,000.00          4.43
 820,000.000        Liberty Media Corp.             8,979,000.00          8.20

====================                              ============================
2,953,100.000       Total for Category:            64,604,628.00         59.02
====================                              ============================

COM. STOCKS FOREIGN
====================
  85,000.000        Henkel KGaA Ltd. Partnership    6,476,269.00          5.92
 240,000.000        Tyco International Ltd.         6,876,000.00          6.28
  30,000.000        Unilever N V - NY Shares        2,083,200.00          1.90

====================                              ============================
 355,000.000        Total for Category:            15,435,469.00         14.10
====================                              ============================

CONV. PREFERRED
====================
       0.004        Franklin Covey Preferred Stock          0.28          0.00

====================                              ============================
       0.004        Total for Category:                     0.28          0.00
====================                              ============================

COMMERCIAL PAPER
====================
5,100,000.000       GE CAPITAL DISC CP              5,100,000.00          4.66
                    0.91%  -  4/1/2004
4,600,000.000       Prudential Fnd Disc             4,599,279.33          4.20
                    .94%, 4/7/04
5,100,000.000       RABO BANK DISC CP               5,100,000.00          4.66
                    0.98%  -  4/1/2004
4,600,000.000       Shell Disc. CP                  4,599,271.67          4.20
                    .95%, 4/7/04
4,600,000.000       UBS FINL DISC CP                4,599,264.00          4.20
                    0.96%  04/7/04

====================                              ============================
24,000,000.000      Total for Category:            23,997,815.00         21.92
====================                              ============================

CORP. BONDS DOMESTIC
====================
11,000,000.000      Fleming Cos. Inc                1,485,000.00          1.36
                    10.125% due 4-1-08

====================                              ============================
11,000,000.000      Total for Category:             1,485,000.00          1.36
====================                              ============================

DEMAND NOTES
====================
 582,388.076        US BANK DN                        582,388.08          0.53

====================                              ============================
 582,388.076        Total for Category:               582,388.08          0.53
====================                              ============================

PUT OPTION
====================
     250.000        Omnicom Group                     531,250.00          0.49
                    Jan 05 100 PUT

====================                              ============================
     250.000        Total for Category:               531,250.00          0.49
====================                              ============================

REAL ESTATE INV TRST
====================
 150,000.000        Trizec Properties, Inc.         2,572,500.00          2.35

====================                              ============================
 150,000.000        Total for Category:             2,572,500.00          2.35
====================                              ============================

39,040,738.080      TOTAL Portfolio               109,209,050.36         99.76
====================                              ============================

                              FUND PORTFOLIO ANALYSIS
               MARKET VALUE CHANGE REPORT BY CATEGORY AS OF 3/31/2004

                 YACKTMAN FUND (THE) - FOR INCLUDED CATEGORIES ONLY
             ALL MONEY VALUES AND PRICES ARE CONVERTED TO BASE CURRENCY

                                                                      % OF NET
QTY OR PRINCIPAL    DESCRIPTION                    CURRENT VALUE        ASSETS

COM. STOCKS DOMESTIC
====================
 100,000.000        Altria Group, Inc.              5,445,000.00          1.55
 880,000.000        Americredit Corp.,             14,986,400.00          4.28
 160,000.000        Apogent Technologies, Inc.      4,908,800.00          1.40
  20,000.000        Bandag, Inc., Class A             920,000.00          0.26
  40,000.000        Blair Corporation               1,066,000.00          0.30
  90,000.000        Block H&R, Inc.                 4,592,700.00          1.31
 380,000.000        Bristol-Myers Squibb Co.        9,207,400.00          2.63
 260,000.000        Clorox Co., (The)              12,716,600.00          3.63
 280,000.000        Coca-Cola Company              14,084,000.00          4.02
 300,000.000        Electronic Data Systems Corp.   5,805,000.00          1.66
  70,000.000        Fannie Mae                      5,204,500.00          1.49
 130,000.000        First Data Corp.                5,480,800.00          1.56
 350,000.000        First Health Group Corp.        7,651,000.00          2.18
 100,000.000        Freddie Mac                     5,906,000.00          1.69
 380,000.000        Friedman's, Inc.                2,204,000.00          0.63
 480,000.000        Interpublic Group Cos., Inc.    7,382,400.00          2.11
 180,000.000        Interstate Bakeries Corp.       2,046,600.00          0.58
  70,000.000        Johnson & Johnson               3,550,400.00          1.01
 700,000.000        Kraft Foods Inc.               22,407,000.00          6.40
 390,000.000        Lancaster Colony Corp.         15,756,000.00          4.50
1,990,000.000       Liberty Media Corp.            21,790,500.00          6.22
  40,000.000        Lubrizol Corp., The             1,259,600.00          0.36
  40,000.000        MBIA, Inc.                      2,508,000.00          0.72
  30,000.000        MGIC Investment Corp.           1,926,900.00          0.55
 100,000.000        Microsoft Corp.                 2,497,000.00          0.71
 140,000.000        NICOR, Inc.                     4,932,200.00          1.41
  90,000.000        Pepsico, Inc.                   4,846,500.00          1.38
 100,000.000        Pfizer, Inc.                    3,505,000.00          1.00
 150,000.000        US Bancorp                      4,147,500.00          1.18
  40,000.000        Washington Mutual, Inc.         1,708,400.00          0.49

====================                              ============================
8,080,000.000       Total for Category:           200,442,200.00         57.23
====================                              ============================

COM. STOCKS FOREIGN
====================
 180,000.000        Cadbury Schweppes Spons ADR     5,787,000.00          1.65
 265,000.000        Henkel KGaA Ltd. Partnership   20,190,721.00          5.76
 550,000.000        Tyco International Ltd.        15,757,500.00          4.50
  65,000.000        Unilever N V - NY Shares        4,513,600.00          1.29

====================                              ============================
1,060,000.000       Total for Category:            46,248,821.00         13.21
====================                              ============================

COMMERCIAL PAPER
====================
14,100,000.000      AmEx Discount CP               14,097,791.00          4.03
                    0.94%- 4/7/2004
17,200,000.000      GE CAPITAL DISC CP             17,200,000.00          4.91
                    0.91%-4/1/2004
14,100,000.000      Prudential Fnd Disc            14,097,791.00          4.03
                    .94%, 4/7/04
17,200,000.000      RABO BANK DISC CP              17,200,000.00          4.91
                    0.98%-4/1/2004
14,100,000.000      Shell Disc. CP                 14,097,767.50          4.03
                    .95%, 4/7/04
14,100,000.000      UBS FINL DISC CP               14,097,744.00          4.03
                    0.96%04/7/04

====================                              ============================
90,800,000.000      Total for Category:            90,791,093.50         25.92
====================                              ============================

CORP. BONDS DOMESTIC
====================
16,175,000.000      Fleming Cos. Inc                2,183,625.00          0.62
                    9.25% 06/15/10
15,575,000.000      Fleming Cos. Inc                2,102,625.00          0.60
                    10.125% due 4-1-08

====================                              ============================
31,750,000.000      Total for Category:             4,286,250.00          1.22
====================                              ============================

DEMAND NOTES
====================
 891,491.570        US BANK DN                        891,491.57          0.25

====================                              ============================
 891,491.570        Total for Category:               891,491.57          0.25
====================                              ============================

REAL ESTATE INV TRST
====================
 400,000.000        Trizec Properties, Inc.         6,860,000.00          1.96

====================                              ============================
 400,000.000        Total for Category:             6,860,000.00          1.96
====================                              ============================

132,981,491.570     TOTAL Portfolio               349,519,856.07         99.80
====================                              ============================